Investments accounted for using the equity method - financial information of FCA Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	€ 12,638	€ 17,318
Other liabilities	10,435	11,412
Equity	20,987	19,353	€ 16,968	€ 14,377
Net assets attributable to owners of the parent	20,819	19,168
Carrying amount of interest in FCA Bank(1)	1,866	1,680
Interest and similar expenses	(1,128)	(1,500)	(2,084)
Income tax expense	(2,651)	(1,292)	(166)
Profit from continuing operations	3,510	1,814	93
Profit (loss)	3,510	1,814	377
Owners of the parent	1,491	2,288	1,953
Group’s share of net profit	390	291	155
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	21,867	20,201
Cash and cash equivalents	0	0
Other assets	3,378	3,083
Financial liabilities	21,557	19,887
Other liabilities	1,265	1,159
Equity	2,423	2,238
Net assets attributable to owners of the parent	2,382	2,199
Group's share of net assets	1,191	1,100
Elimination of unrealized profits and other adjustments	(13)	(56)
Carrying amount of interest in FCA Bank(1)	1,178	1,044
Interest and similar income	437	764	729
Interest and similar expenses	(147)	(263)	(285)
Income tax expense	(70)	(105)	(110)
Profit from continuing operations	190	312	249
Profit (loss)	190	312	249
Net profit attributable to owners of the parent	188	309	248
Other comprehensive income/(loss) attributable to owners of the parent	(7)	(64)	29
Owners of the parent	181	245	277
Group’s share of net profit	€ 190	€ 154	€ 124